Average Annual Total Returns{- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund Retail PRO-09 - Fidelity® Capital Appreciation Fund	Fidelity Capital Appreciation Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Capital Appreciation Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Capital Appreciation Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	24.23%	20.56%	17.29%	19.44%	17.20%	14.52%	16.86%	15.82%	13.65%	28.71%	18.47%	16.55%